UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Goldman Sachs Mid Cap Value Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Financial	30.60%
Utilities	13.26
Consumer, Non-cyclical	12.16
Energy	10.85
Consumer, Cyclical	9.89
Industrial	7.56
Basic Materials	6.49
Technology	5.77
Communications	1.72
Short Term Investments	1.70
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,064.50	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.52
Initial Class
Actual	$1,000.00	$1,062.40	$6.41
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.27
* Expenses are equal to the Fund's annualized expense ratio of 0.90% for the Institutional Class and 1.25% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.42%
53,641	Axalta Coating Systems Ltd(a)	$ 1,423,096
66,262	Celanese Corp Series A	4,336,848
46,641	Commercial Metals Co	788,233
37,550	Eastman Chemical Co	2,549,645
7,539	Minerals Technologies Inc	428,215
129,640	Newmont Mining Corp	5,071,517
143,047	Nucor Corp	7,067,952
67,717	Reliance Steel & Aluminum Co	5,207,437
204,892	Steel Dynamics Inc	5,019,854
63,228	Westlake Chemical Corp	2,713,746
23,933	WR Grace & Co	1,752,135
		36,358,678
Communications — 1.69%
222,035	CenturyLink Inc	6,441,235
27,468	Interpublic Group of Cos Inc	634,511
54,542	Juniper Networks Inc	1,226,649
6,334	Level 3 Communications Inc(a)	326,138
7,922	Palo Alto Networks Inc(a)	971,554
		9,600,087
Consumer, Cyclical — 9.78%
74,800	Alaska Air Group Inc	4,360,092
163,223	Allison Transmission Holdings Inc	4,607,785
1,594	AutoZone Inc(a)	1,265,381
46,337	Best Buy Co Inc	1,417,912
38,963	Dana Holding Corp	411,449
8,304	Dollar General Corp	780,576
164,437	DR Horton Inc	5,176,477
25,609	GameStop Corp Class A(b)	680,687
61,245	International Game Technology PLC	1,147,731
209,777	JetBlue Airways Corp(a)	3,473,907
16,267	Kohl's Corp	616,845
41,442	Lear Corp	4,217,138
178,111	MGM Resorts International(a)	4,030,652
9,769	MSC Industrial Direct Co Inc Class A	689,301
9,473	PACCAR Inc	491,365
29,339	Pool Corp	2,758,746
79,680	Sally Beauty Holdings Inc(a)(b)	2,343,389
41,603	Starwood Hotels & Resorts Worldwide Inc	3,076,542
1,384	Vail Resorts Inc	191,310
59,039	Vista Outdoor Inc(a)	2,817,931
34,097	Visteon Corp	2,243,924
24,951	Watsco Inc	3,510,356
17,917	Whirlpool Corp	2,985,689
43,930	World Fuel Services Corp	2,086,236
		55,381,421
Consumer, Non-Cyclical — 12.03%
13,336	Boston Beer Co Inc Class A(a)(b)	2,280,856
35,880	Bunge Ltd	2,122,302
26,447	Clorox Co	3,660,000
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
104,854	ConAgra Foods Inc	$ 5,013,070
10,838	CR Bard Inc	2,548,664
16,077	Dr Pepper Snapple Group Inc	1,553,521
2,429	Edwards Lifesciences Corp(a)	242,244
2,719	Helen of Troy Ltd(a)	279,622
120,726	Hertz Global Holdings Inc(a)	1,336,437
122,464	Hologic Inc(a)	4,237,254
40,960	IDEXX Laboratories Inc(a)	3,803,546
15,495	Incyte Corp(a)	1,239,290
17,783	Jazz Pharmaceuticals PLC(a)	2,512,916
30,471	JM Smucker Co	4,644,085
16,037	Laboratory Corp of America Holdings(a)	2,089,140
30,759	Mallinckrodt PLC(a)	1,869,532
58,645	ManpowerGroup Inc	3,773,219
26,727	Perrigo Co PLC	2,423,337
82,734	Pinnacle Foods Inc	3,829,757
24,284	Prestige Brands Holdings Inc(a)	1,345,334
203,567	Quanta Services Inc(a)	4,706,469
7,106	Tyson Foods Inc Class A	474,610
44,532	United Rentals Inc(a)	2,988,097
45,845	United Therapeutics Corp(a)	4,855,902
40,111	WellCare Health Plans Inc(a)	4,303,108
		68,132,312
Energy — 10.74%
45,589	Baker Hughes Inc	2,057,432
37,860	Cabot Oil & Gas Corp	974,516
123,602	Chesapeake Energy Corp(a)(b)	529,017
49,067	Cimarex Energy Co	5,854,674
83,803	Columbia Pipeline Group Inc	2,136,138
45,954	Concho Resources Inc(a)	5,480,934
67,709	Devon Energy Corp	2,454,451
24,662	Diamondback Energy Inc(a)	2,249,421
85,603	Energen Corp	4,126,921
198,229	FMC Technologies Inc(a)	5,286,767
6,791	Gulfport Energy Corp(a)	212,287
31,265	Hess Corp	1,879,027
79,918	Laredo Petroleum Inc(a)(b)	837,541
26,058	Memorial Resource Development Corp(a)	413,801
17,372	Nabors Industries Ltd	174,589
125,676	Newfield Exploration Co(a)	5,552,366
178,646	Noble Energy Inc	6,408,032
151,622	Oceaneering International Inc	4,527,433
29,764	Patterson-UTI Energy Inc	634,568
196,171	QEP Resources Inc	3,458,495
42,488	Range Resources Corp(b)	1,832,932
11,646	Rice Energy Inc(a)	256,678
28,638	Rowan Cos PLC Class A	505,747
60,818	Superior Energy Services Inc	1,119,659
99,155	Whiting Petroleum Corp(a)(b)	918,175
97,749	WPX Energy Inc(a)	910,043
		60,791,644
Financial — 30.28%
134,662	Allied World Assurance Co Holdings AG(b)	4,732,023
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
290,777	Ally Financial Inc(a)	$ 4,963,563
248,827	American Homes 4 Rent REIT Class A	5,095,977
46,677	Ameriprise Financial Inc	4,193,929
166,707	Annaly Capital Management Inc REIT	1,845,447
101,943	Apartment Investment & Management Co REIT Class A	4,501,803
18,471	Arch Capital Group Ltd(a)	1,329,912
52,948	Aspen Insurance Holdings Ltd	2,455,728
19,910	Bank of the Ozarks Inc	747,023
55,773	Care Capital Properties Inc	1,461,810
130,497	Citizens Financial Group Inc	2,607,330
10,852	CoreLogic Inc(a)	417,585
46,414	CubeSmart REIT	1,433,264
33,464	CyrusOne Inc REIT	1,862,606
33,479	DDR Corp REIT	607,309
225,682	Duke Realty Corp REIT	6,016,682
216,890	E*TRADE Financial Corp(a)	5,094,746
31,617	East West Bancorp Inc	1,080,669
226,809	Empire State Realty Trust Inc REIT Class A	4,307,103
165,009	Equity Commonwealth REIT(a)	4,806,712
29,686	Equity LifeStyle Properties Inc REIT	2,376,364
54,755	First Horizon National Corp	754,524
8,961	First Industrial Realty Trust Inc REIT	249,295
102,418	Forest City Realty Trust Inc REIT Class A	2,284,946
108,649	Iron Mountain Inc REIT	4,327,490
118,335	KeyCorp	1,307,602
14,267	Kilroy Realty Corp REIT	945,759
66,432	Lamar Advertising Co REIT Class A	4,404,442
136,172	Lincoln National Corp	5,279,388
62,716	Mack-Cali Realty Corp REIT	1,693,332
179,458	Outfront Media Inc REIT	4,337,500
67,010	Paramount Group Inc REIT	1,068,139
126,308	Piedmont Office Realty Trust Inc REIT Class A	2,720,674
79,560	Post Properties Inc REIT	4,857,138
152,821	Principal Financial Group Inc	6,282,471
119,172	Progressive Corp	3,992,262
15,941	Prologis Inc REIT	781,747
11,352	Prosperity Bancshares Inc	578,839
107,064	Realogy Holdings Corp(a)	3,106,997
563,240	Regions Financial Corp	4,793,172
54,698	Reinsurance Group of America Inc	5,305,159
74,557	Retail Properties of America Inc REIT Class A	1,260,013
47,798	SEI Investments Co	2,299,562
131,371	SunTrust Banks Inc	5,396,721
272,689	Synchrony Financial(a)	6,893,578
131,578	Synovus Financial Corp	3,814,446
35,062	Taubman Centers Inc REIT	2,601,600
170,648	TCF Financial Corp	2,158,697
14,135	Validus Holdings Ltd	686,820
315,218	VEREIT Inc REIT	3,196,311
189,089	Voya Financial Inc	4,681,844
Shares		Fair Value
Financial — (continued)
34,221	Washington Federal Inc	$ 830,202
2,867	Welltower Inc REIT	218,379
34,505	Western Alliance Bancorp(a)	1,126,588
384,131	WP Glimcher Inc REIT	4,298,426
91,478	WR Berkley Corp	5,481,362
164,819	XL Group PLC	5,490,121
		171,443,131
Industrial — 7.48%
99,610	AECOM (a)	3,164,610
97,290	AMETEK Inc	4,497,717
5,931	Arrow Electronics Inc(a)	367,129
68,887	Avnet Inc	2,790,612
95,336	BWX Technologies Inc	3,410,169
31,980	Carlisle Cos Inc	3,379,646
36,376	Chicago Bridge & Iron Co NV	1,259,701
15,061	Curtiss-Wright Corp	1,268,889
15,368	Flowserve Corp	694,173
288,107	Graphic Packaging Holding Co	3,612,862
17,984	Hubbell Inc	1,896,772
26,694	Ingersoll-Rand PLC	1,699,874
149,368	KBR Inc	1,977,632
41,046	Kennametal Inc	907,527
4,922	Orbital ATK Inc	419,059
9,009	Parker-Hannifin Corp	973,422
24,280	Regal Beloit Corp	1,336,614
3,376	Stanley Black & Decker Inc	375,479
36,555	Vulcan Materials Co	4,399,760
100,973	Westrock Co	3,924,820
		42,356,467
Technology — 5.71%
147,106	Allscripts Healthcare Solutions Inc(a)	1,868,246
270,482	Brocade Communications Systems Inc	2,483,025
42,218	Citrix Systems Inc(a)	3,381,240
56,705	KLA-Tencor Corp	4,153,641
41,999	Lam Research Corp(b)	3,530,436
115,836	Maxim Integrated Products Inc	4,134,187
96,045	NetApp Inc	2,361,746
261,583	Nuance Communications Inc(a)	4,088,542
22,568	ON Semiconductor Corp(a)	199,050
48,423	Rackspace Hosting Inc(a)	1,010,104
31,274	Teradata Corp(a)	784,039
220,253	Teradyne Inc	4,336,782
		32,331,038
Utilities — 13.12%
470,085	AES Corp	5,866,661
114,297	Ameren Corp	6,124,033
118,763	Calpine Corp(a)	1,751,754
255,228	CenterPoint Energy Inc	6,125,472
25,417	CMS Energy Corp	1,165,624
200,303	FirstEnergy Corp	6,992,578
166,750	Great Plains Energy Inc	5,069,200
34,860	ITC Holdings Corp	1,632,145
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Utilities — (continued)
208,016	MDU Resources Group Inc	$ 4,992,384
6,086	National Fuel Gas Co	346,172
223,878	NiSource Inc	5,937,244
73,124	OGE Energy Corp	2,394,811
164,975	PPL Corp	6,227,806
203,926	Questar Corp	5,173,603
77,652	Sempra Energy	8,853,881
124,792	UGI Corp	5,646,838
		74,300,206
TOTAL COMMON STOCK — 97.25% (Cost $532,998,609)		$550,694,984
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.68%
$2,259,610	Undivided interest of 2.05% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $2,259,610 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(c)	2,259,610
2,259,610	Undivided interest of 2.09% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $2,259,610 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(c)	2,259,610
475,576	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $475,576 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(c)	475,576
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,259,610	Undivided interest of 2.69% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $2,259,610 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(c)
		$ 2,259,610
2,259,610	Undivided interest of 4.82% in a repurchase agreement (principal amount/value $47,094,362 with a maturity value of $47,094,885) with Barclays Capital Inc, 0.40%, dated 6/30/16 to be repurchased at $2,259,610 on 7/1/16 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 8/15/16 - 11/15/45, with a value of $48,036,252.(c)	2,259,610
SHORT TERM INVESTMENTS — 1.68% (Cost $9,514,016)		$ 9,514,016
TOTAL INVESTMENTS — 98.93% (Cost $542,512,625)		$560,209,000
OTHER ASSETS & LIABILITIES, NET — 1.07%		$ 6,058,973
TOTAL NET ASSETS — 100.00%		$566,267,973
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2016.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	68	USD	10,152,400	September 2016	$76,821
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Goldman Sachs Mid Cap Value Fund
ASSETS:
Investments in securities, fair value (including $9,273,950 of securities on loan)(a)	$550,694,984
Repurchase agreements, fair value(b)	9,514,016
Cash	14,918,778
Margin deposits	421,600
Subscriptions receivable	86,499
Variation margin on futures contracts	193,920
Dividends receivable	672,281
Total Assets	576,502,078
LIABILITIES:
Payable to investment adviser	414,821
Payable for administrative services fees	15,604
Payable upon return of securities loaned	9,514,016
Redemptions payable	289,664
Total Liabilities	10,234,105
NET ASSETS	$566,267,973
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,107,072
Paid-in capital in excess of par	544,940,525
Net unrealized appreciation	17,773,196
Undistributed net investment income	206,720
Accumulated net realized loss	(2,759,540)
NET ASSETS	$566,267,973
NET ASSETS BY CLASS
Initial Class	$53,943,323
Institutional Class	$512,324,650
CAPITAL STOCK:
Authorized
Initial Class	45,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	4,769,372
Institutional Class	56,301,346
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.31
Institutional Class	$9.10
(a) Cost of investments	$532,998,609
(b) Cost of repurchase agreements	$9,514,016
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Goldman Sachs Mid Cap Value Fund
INVESTMENT INCOME:
Interest	$776
Income from securities lending	41,092
Dividends	6,390,572
Total Income	6,432,440
EXPENSES:
Management fees	2,407,873
Administrative services fees – Initial Class	91,728
Total Expenses	2,499,601
NET INVESTMENT INCOME	3,932,839
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,521,623
Net realized gain on futures contracts	1,139,835
Net Realized Gain	2,661,458
Net change in unrealized appreciation on investments	28,363,431
Net change in unrealized appreciation on futures contracts	66,636
Net Change in Unrealized Appreciation	28,430,067
Net Realized and Unrealized Gain	31,091,525
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,024,364
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Goldman Sachs Mid Cap Value Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$3,932,839	$6,937,372
Net realized gain	2,661,458	25,797,948
Net change in unrealized appreciation (depreciation)	28,430,067	(54,396,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,024,364	(21,660,687)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	-	(46,551)
Institutional Class	-	(470,133)
From return of capital	0	(516,684)
From net investment income
Initial Class	(168,725)	(2,823,313)
Institutional Class	(3,557,394)	(29,267,045)
From net investment income	(3,726,119)	(32,090,358)
From net realized gains
Initial Class	-	(1,896,980)
Institutional Class	-	(18,299,495)
From net realized gains	0	(20,196,475)
Total Distributions	(3,726,119)	(52,803,517)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	6,249,251	93,527,626
Institutional Class	51,906,869	643,916,195
Shares issued in reinvestment of distributions
Initial Class	168,725	4,766,844
Institutional Class	3,557,394	48,036,673
Shares redeemed
Initial Class	(14,881,328)	(599,139,554)
Institutional Class	(57,506,352)	(131,114,278)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,505,441)	59,993,506
Total Increase (Decrease) in Net Assets	20,792,804	(14,470,698)
NET ASSETS:
Beginning of Period	545,475,169	559,945,867
End of Period(a)	$566,267,973	$545,475,169
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	601,107	7,716,095
Institutional Class	6,152,060	64,945,685
Shares issued in reinvestment of distributions
Initial Class	15,311	434,825
Institutional Class	401,059	5,410,906
Shares redeemed
Initial Class	(1,433,915)	(48,898,918)
Institutional Class	(6,675,932)	(13,932,432)
Net Increase (Decrease)	(940,310)	15,676,161
(a) Including undistributed net investment income:	$206,720	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$10.68	0.06 (b)	0.61	0.67	-	(0.04)	-	(0.04)	$11.31	6.24% (c)
12/31/2015	$12.08	0.11 (b)	(0.58)	(0.47)	(0.01)	(0.55)	(0.37)	(0.93)	$10.68	(4.03%)
12/31/2014	$12.23	0.09 (b)	1.90	1.99	-	(1.60)	(0.54)	(2.14)	$12.08	16.10%
12/31/2013	$10.92	0.10 (b)	3.54	3.64	-	(1.83)	(0.50)	(2.33)	$12.23	33.66%
12/31/2012	$ 9.77	0.16 (b)	1.34	1.50	-	(0.09)	(0.26)	(0.35)	$10.92	15.47%
12/31/2011	$ 9.76	0.08	0.01	0.09	-	(0.08)	-	(0.08)	$ 9.77	0.92%
Institutional Class
06/30/2016	$ 8.61	0.06 (b)	0.49	0.55	-	(0.06)	-	(0.06)	$ 9.10	6.45% (c)
12/31/2015 (d)	$10.00	0.09 (b)	(0.58)	(0.49)	(0.01)	(0.55)	(0.34)	(0.90)	$ 8.61	(5.04%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Initial Class
06/30/2016	$ 53,943	1.25% (f)	1.25% (f)	N/A	1.15% (f)	122% (c)
12/31/2015	$ 59,658	1.25%	1.25%	N/A	0.90%	224%
12/31/2014	$559,946	1.25%	1.25%	N/A	0.72%	226%
12/31/2013	$535,844	1.25%	1.25%	0.76%	0.76%	225%
12/31/2012	$319,234	1.25%	1.25%	1.46%	1.46%	147%
12/31/2011	$149,044	1.25%	1.25%	1.00%	1.00%	55%
Institutional Class
06/30/2016	$512,325	0.90% (f)	0.90% (f)	N/A	1.51% (f)	122% (c)
12/31/2015 (d)	$485,817	0.90% (f)	0.90% (f)	N/A	1.35% (f)	224%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2016

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 550,694,984	$ —	$ —	$ 550,694,984
Short Term Investments	—	9,514,016	—	9,514,016
Total investments, at fair value:	550,694,984	9,514,016	0	560,209,000
Other Financial Investments:
Futures Contracts(a)	76,821	—	—	76,821
Total Assets	$ 550,771,805	$ 9,514,016	$ 0	$ 560,285,821
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 30, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$545,926,174
Gross unrealized appreciation on investments	36,532,555
Gross unrealized depreciation on investments	(22,249,729)
Net unrealized appreciation on investments	$14,282,826
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Semi-Annual Report - June 30, 2016

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 58 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2016 is as follows:
Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$76,821 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,139,835	Net change in unrealized appreciation on futures contracts	$66,636
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2016

Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $651,219,817 and $667,684,889, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $9,273,950 and received collateral as reported on the Statement of Assets and Liabilities of $9,514,016 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Goldman Sachs Mid Cap Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although the Fund underperformed its benchmark for the one-year period ended December 31, 2015, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2015 and was in the second, first and first quartiles of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one-, three- and five-year periods ended December 31, 2015, respectively. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the average and median contractual management fees of its peer group of funds. The Board further noted that, although the Fund’s total annual operating expense ratio was greater than the average and median expense ratio of its peer group and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses), the Fund’s total annual operating expense ratio was lower than the average and median expense ratio of its peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also considered the Sub-Adviser’s representation that the Sub-Adviser does not sub-advise another fund similar to the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016